Other Long-Term Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Liabilities, Other than Long-term Debt, Noncurrent [Abstract]
Interest and penalties on freight tax expenses (recoveries)	$ 1.3	$ 0.6